SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		161 Months Ended	170 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Component of Operating Other Cost and Expense [Line Items]
Revenue	$ 0	$ 0	$ 100,000	$ 0	$ 0	$ 0	$ 0	$ 100,000
Deposit limits per Owner			250,000		250,000
Company Deposit Limits			10,100,000
Depreciation expenses	843	0	2,090	338	338	1,056	3,154	5,244
Deferred offering costs	383,746		383,746		0	0	0	383,746
Deferred rent	1,734		1,734					1,734
Convertible notes, preferred stock, stock options and warrants	8,345,388		8,345,388		437,233		437,233	8,345,388
FederalMember
Component of Operating Other Cost and Expense [Line Items]
Net operating loss carryforwards	14,100,000		14,100,000					14,100,000
CaliforniaMember
Component of Operating Other Cost and Expense [Line Items]
Net operating loss carryforwards	$ 13,600,000		$ 13,600,000					$ 13,600,000